Notes to the Profit or Loss Statement - Summary of Personnel Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of personnel expense [line items]
Employee benefits expense	€ 173,677	€ 126,100	€ 61,080
Wages and Salaries [Member]
Disclosure of personnel expense [line items]
Employee benefits expense	158,094	107,841	47,602
Social Security Contributions
Disclosure of personnel expense [line items]
Employee benefits expense	11,191	8,043	5,686
Share-based Payment Expense
Disclosure of personnel expense [line items]
Employee benefits expense	2,585	8,955	6,654
Other [Member]
Disclosure of personnel expense [line items]
Employee benefits expense	€ 1,807	€ 1,261	€ 1,138